10 Taxes recoverable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	R$ 2,265,402	R$ 3,495,729
Current taxes recoverable	1,192,665	1,238,011
Noncurrent taxes recoverable	1,072,737	2,257,718
Parent company and subsidiaries in brazil [member] | IPI [member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	1,435	477
Parent company and subsidiaries in brazil [member] | Value-added tax on sales and services (ICMS) - normal operations [member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	293,193	255,945
Parent company and subsidiaries in brazil [member] | ICMS - credits from PP&E [member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	163,847	166,824
Parent company and subsidiaries in brazil [member] | Social integration program (PIS) and social contribution on revenue [meber]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	199	45,604
Parent company and subsidiaries in brazil [member] | PIS and COFINS - credits from PP&E [member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	353,928	316,973
Parent company and subsidiaries in brazil [member] | REINTEGRA program [member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	16,799	19,848
Parent company and subsidiaries in brazil [member] | Federal supervenience [member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	1,109,122	2,459,293
Parent company and subsidiaries in brazil [member] | Other Taxes Recoverable [member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	40,234	5,434
Foreign subsidiaries [member] | Other Taxes Recoverable [member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	9,470	7,701
Foreign subsidiaries [member] | Value-Added Tax ("IVA") [member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	R$ 277,175	R$ 217,630